Disclosures on Financial Instruments - Summary of Changes in Foreign Currency Forward Exchange Contracts and Options Due to 10% Appreciation/Depreciation of Foreign Currency (Detail) - Derivative financial instruments risk management [Member] - Foreign currency forward exchange contracts and options [Member]
₨ in Millions, $ in Millions
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Gain loss on hedging reserve due to ten percent depreciation of foreign currency [member]
Disclosure of detailed information about financial instruments [line items]
10% appreciation of foreign currency	$ 646.0	₨ 47,227.0	₨ 54,467.4	₨ 2,136.0
Gain loss on recognised in profit or loss due to ten percent depreciation of foreign currency [member]
Disclosure of detailed information about financial instruments [line items]
10% appreciation of foreign currency	(308.9)	(22,584.4)	(8,848.9)	925.0
Gain loss on hedging reserve due to ten percent appreciation of foreign currency [member]
Disclosure of detailed information about financial instruments [line items]
10% appreciation of foreign currency	(745.9)	(54,535.1)	(53,930.9)	(2,335.1)
Gain loss recognised in profit or loss due to ten percent appreciation of foreign currency [member]
Disclosure of detailed information about financial instruments [line items]
10% appreciation of foreign currency	$ 407.6	₨ 29,797.7	₨ 10,651.7	₨ 6.7